Current Maturities of Long Term Borrowing and Short-Term Credits (Tables)	12 Months Ended
Dec. 31, 2017
Current Maturities of Long Term Borrowing and Short-Term Credits [Abstract]
Schedule of current maturities of long term borrowing and short-term credits
	December 31,
	2017	2016
	NIS in thousands

Current maturities and short term credits (*) (**)	780,861	1,128,768

(*)	The Balance as of December 31, 2017, is comprised mainly:

(I)	PC’s notes in the total amount of NIS 486 million which was reclassified as current liabilities due to the breach of covenants set in trust deeds (see note 7 b 2).

(II)	The Company notes in the amount of NIS 295 which are due on May 2018 (see note 11d).

(**)	During December 2017, the Company repaid the entire loan to Bank Hapoalim in amount of approximately NIS 59 million.